Impairment Charges / (Reversals) - Summary of Impairment Reversals on Financial Assets, Excluding Receivables (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals on financial assets, excludes receivables	€ (39)	€ (32)	€ (58)
Debt securities and money market instruments [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals on financial assets, excludes receivables	(34)	(17)	(42)
Loans [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals on financial assets, excludes receivables	(3)	(13)	(14)
Other [member]
Disclosure of impairment loss and reversal of impairment loss [line items]
Impairment reversals on financial assets, excludes receivables	€ (2)	€ (2)	€ (2)